Pension Plans And Other Post-Retirement Benefits (Schedule Of Net Liability Recognized On Consolidated Balance Sheets) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Current liability	$ 222	$ 217
Noncurrent liability	112,771	87,958
Net liability recognized	112,993	88,175
Other Postretirement Benefit Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Noncurrent liability	28,979	22,058
Net liability recognized	$ 28,979	$ 22,058